HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-3574 - PremierSolutions Standard

333-72042          HV-5244 - PremierSolutions Standard (Series II)

333-72042          HV-6779 - PremierSolutions Standard (Series A-II)

333-72042          HV-6775 - PremierSolutions Cornerstone (Series II)

333-151805        HV-6776 - Premier Innovations(SM)

333-151805        HV-6778 - Premier Innovations(SM) (Series II)

333-151805        HV-6777 - Hartford 403(b) Cornerstone Innovations(SM)

Supplement dated October 24, 2012 to your Prospectus

FUND DELETION

THE HARTFORD FUNDAMENTAL GROWTH FUND – CLASS R4

Effective immediately, The Hartford Fundamental Growth Fund Sub-Account is hereby deleted from the list of underlying Funds in the Prospectus.  All references and information contained in the Prospectus for your Contract related to this fund are hereby deleted.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.